DEBT - Rollforward of Convertible Debentures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Liability Component
Beginning balance	$ 381,254
Ending balance	396,901	$ 381,254
Equity Component
Beginning balance	7,818
Deferred income tax liability	0	(2,400)
Ending balance	7,818	7,818
Convertible debentures
Liability Component
Beginning balance	37,420	0
Issuance of Convertible Debentures		38,540
Issue costs		(1,842)
Effective interest on Convertible Debentures	2,006	722
Ending balance	39,426	37,420
Equity Component
Beginning balance	7,818	0
Issuance of Convertible Debentures		11,460
Issue costs		(548)
Deferred income tax liability		(3,094)
Ending balance	$ 7,818	$ 7,818